Shareholders’ Equity - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Warrants (Details) - $ / shares	May 12, 2025	May 09, 2025	May 08, 2025	May 06, 2025	Apr. 08, 2025	Mar. 28, 2025	Mar. 25, 2025	Mar. 24, 2025	Mar. 21, 2025
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Warrants [Abstract]
Volatility	83.89%	83.77%	83.74%	83.76%	80.66%	79.56%	79.02%	78.82%	78.95%
Stock price (in Dollars per share)	$ 11.48	$ 10.95	$ 10.66	$ 10.49	$ 9.6	$ 9.46	$ 7.25	$ 7.76	$ 7.54
Time to maturity (in year)	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Risk free rate	4.12%	4.06%	4.07%	3.99%	3.87%	4.04%	4.09%	4.11%	4.04%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Lack of marketability discounts	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%